Share Capital and Reserves (Details) - Schedule of composition of share capital - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Composition of Share Capital [Abstract]
Authorized	100,000,000	100,000,000
Issued and outstanding	27,780,896	7,984,706